Other disclosures - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 630	€ 629	€ 623	€ 905
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	151,273	121,640
Financial liabilities, at fair value	147,020	103,807
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,661	7,667	8,534	8,543
Financial liabilities, at fair value	630	629
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	211	160	256	295
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0	2
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	419	469	367	610
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	517	537	611	740
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	2	3	3
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	28	22	19	7
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	488	513	589	730
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	216	224	233	272
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	12	33	22
Financial assets held for trading | IR Options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	83	182	185	241
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	41	66	94
Financial assets held for trading | Others | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	174	54	72	101
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,945	1,865	1,469	934
Non-trading financial assets mandatorily at fair value through profit or loss | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	319	268	266	295
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,315	1,231	1,053	505
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	311	366	150	134
Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	494	418	478	649
Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0	163
Financial assets at fair value through profit and loss | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	18	17	19
Financial assets at fair value through profit and loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481	400	461	467
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,705	4,847	5,976	6,220
Financial assets at fair value through other comprehensive income | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,788	3,880	4,668	4,792
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	700	821	1,064	1,222
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	217	146	€ 244	€ 206
Financial assets and liabilities, category | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	114,406	79,469
Financial assets and liabilities, category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	99,818	68,930
Financial assets and liabilities, category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	211	160
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,250	1,038
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	11,611	6,488
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	13,799	6,141
Financial assets and liabilities, category | Financial liabilities held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	66,598	53,234
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	211	160
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10	184
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,560	2,029
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,269	5,463
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,269	5,463
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	40,823	32,733
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	37,075	28,644
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	419	469
Financial assets and liabilities, category | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	163,235	116,953
Financial assets and liabilities, category | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	117,254	76,738
Financial assets and liabilities, category | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	517	537
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,438	3,608
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,637	10,397
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,090	6,829
Financial assets and liabilities, category | Financial assets held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,045	2,312
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	29	24
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	68,044	53,592
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	488	513
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	52,450	43,700
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	216	224
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,161	539
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	12
Financial assets and liabilities, category | Financial assets held for trading | IR Options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,270	2,112
Financial assets and liabilities, category | Financial assets held for trading | IR Options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	83	182
Financial assets and liabilities, category | Financial assets held for trading | IR Futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,090	409
Financial assets and liabilities, category | Financial assets held for trading | IR Futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	448	439
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	41
Financial assets and liabilities, category | Financial assets held for trading | Others | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,625	6,393
Financial assets and liabilities, category | Financial assets held for trading | Others | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	174	54
Financial assets and liabilities, category | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,735	4,761
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,735	4,761
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,880	4,202
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | IR Options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	9
Financial assets and liabilities, category | Hedging derivatives | IR Options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Others | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	850	548
Financial assets and liabilities, category | Hedging derivatives | Others | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,845	5,536
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,567	1,273
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,945	1,865
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	336	269
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	319	268
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	554	415
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,315	1,231
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	677	589
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	311	366
Financial assets and liabilities, category | Financial assets at fair value through profit and loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,025	15,957
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,574	13,426
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	494	418
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,396	3,152
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,087	10,270
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	18
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	91	4
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481	400
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	91,998	108,038
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17,143	25,442
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,705	4,847
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,416	3,783
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,788	3,880
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7	74
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	700	821
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13,720	21,585
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	217	146
Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	858	770
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	858	770
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0	€ 0